LONG-TERM DEBT - OTHERS (Schedule of Repayment of Loan) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Long-term 2021 JPY loan [Member]
Debt Instrument [Line Items]
Interest rate	1.95
Repayment schedule (carrying amount):
2024	$ 11,108
2025	22,215
2026	22,215
2027	22,215
LONG-TERM DEBT	$ 77,753
Long-term 2023 JPY loan [Member]
Debt Instrument [Line Items]
Interest rate	1.95
Repayment schedule (carrying amount):
2024	$ 3,534
2025	7,068
2026	7,068
2027	7,068
LONG-TERM DEBT	24,738
JPY [Member]
Repayment schedule (carrying amount):
2024	14,642
2025	29,283
2026	29,283
2027	29,283
LONG-TERM DEBT	$ 102,491